Share-Based Payment - Summary of Number of Shares Outstanding and Weighted Average Grant Date Fair Value (Detail) - S A free shares [member]	12 Months Ended
	Dec. 31, 2023 € / shares	Dec. 31, 2022 € / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Option outstanding, beginning balance	909,113	922,701
Option outstanding, granted	342,900	354,770
Option outstanding, exercised/vested	(167,433)	(191,658)
Option outstanding, forfeited, cancelled or expired	(67,042)	(176,700)
Option outstanding, ending balance	1,017,538	909,113
Weighted average exercise price per share, beginning balance	€ 11.18	€ 14.15
Weighted average exercise price per share, granted	3.08	2.79
Weighted average exercise price per share, exercised/vested	22.45	17.96
Weighted average exercise price per share, cancelled, forfeited or expired	11.4	13.99
Weighted average exercise price per share, ending balance	€ 6.59	€ 11.18